Advances to joint ventures	12 Months Ended
Dec. 31, 2020
Advances to joint ventures
Advances to joint ventures

9.   Advances to joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Current portion of advances to joint ventures	$3,284	$—
Long-term advances to joint ventures	869	3,831
Advances/shareholder loans to joint ventures	$4,153	$3,831

The Partnership had advances of $3.3 million and $3.0 million due from SRV Joint Gas Ltd. as of December 31, 2020 and 2019, respectively. The Partnership had advances of $0.9 million and $0.8 million due from SRV Joint Gas Two Ltd. as of December 31, 2020 and 2019, respectively.

The advances consist of shareholder loans where the principal amounts, including accrued interest, are repaid based on available cash after servicing of long-term bank debt. The shareholder loans are due not later than the 12th anniversary of delivery date of each FSRU. The Neptune and the Cape Ann were delivered on November 30, 2009 and June 1, 2010, respectively. The shareholder loans are subordinated to long-term bank debt and the repayment plan is subject to quarterly discretionary revisions based on available cash after servicing of the long-term bank debt. Under terms of the shareholder loan agreements, the repayments shall be prioritized over any dividend payment to the owners of the joint ventures. The shareholder loans bear interest at a fixed rate of 8.0% per year. The other joint venture partners have, on a combined basis, an equal amount of shareholder loans outstanding at the same terms to each of the joint ventures.

The shareholder loans financed part of the construction of the vessels and operating expenses until the delivery and commencement of the operations of the Neptune and the Cape Ann. In 2011, the joint ventures began repaying principal and a portion of the interest expense based on available cash after servicing of the external debt. The quarterly payments have included a payment of interest for the first month of the quarter and a repayment of principal. Interest was accrued for the last two months of the quarter for repayment at the end of the loans after the original principal was fully repaid. The joint ventures repaid the original principal of all shareholder loans during 2016. As of December 31, 2020 and 2019, the outstanding balances are accrued interest on the shareholder loans.

As of September 30, 2017, the joint ventures suspended payments on the shareholder loans pending the outcome of the boil-off claim. As of April 1, 2020, the joint ventures reached an agreement on the boil-off claim requiring settlement during 2020. The outstanding balance on the shareholder loans was classified as long-term as of December 31, 2019. Based on the final settlement of the boil-off claim made in December 2020 in addition to meeting certain conditions for making distributions as described below, the outstanding balance on the shareholder loan due from SRV Joint Gas Ltd. has been classified as current as of December 31, 2020 while the outstanding balance on the shareholder loan due from SRV Joint Gas Two Ltd. has been classified as non-current as of December 31, 2020. Refer to note 17 under “Joint ventures boil-off settlement.” The advances, including accrued interest, can be repaid based on available cash after servicing of long-term bank debt. There are no financial covenants in the joint ventures’ bank debt facilities, but certain other covenants and restrictions apply. Certain conditions apply to making distributions for the shareholder loans or dividends, including meeting a 1.20 historical and projected debt service coverage ratio. As of December 31, 2020, both the 1.20 historical and projected debt service coverage ratios were met by SRV Joint Gas Ltd. As a result, SRV Joint Gas Ltd. qualifies to make payments on the shareholder loans or other distributions. As of December 31, 2020, SRV Joint Gas Two Ltd. did not meet the 1.20 historical debt service coverage ratio but did meet the projected debt service coverage ratio. As a result, no payments on the shareholder loans or other distributions can be made by SRV Joint Gas Two Ltd. until the debt service coverage ratio is met in future periods.